Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2021
Deferred offering cost			$ 1,808,000	$ 19,000	$ 3,400,000
Ocean Biomedical Inc [Member]
Transaction costs on deferred offering costs	2,400,000
Underwriter transaction fees	3,100,000
Sponsor loans	1,900,000
Unrealized gains or losses	0	$ 0
Ocean Biomedical Inc [Member] | Operating Expense [Member]
Deferred offering cost	7,400,000
Additional Paid-in Capital [Member] | Ocean Biomedical Inc [Member]
Deferred offering cost	$ 2,000,000.0